Intangible Assets (Details) - Schedule of Intangible Assets - USD ($)			12 Months Ended
		Dec. 31, 2020	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost			$ 8,613,615	$ 4,598,930	$ 4,598,930
Accumulated Amortization			(94,517)
Net book amount			8,519,098	4,598,930	4,598,930
Year ended June 30, 2021
Opening net book amount			4,598,930	4,598,930
Additions			164,362		4,598,930
Acquisitions through business combinations			3,824,054
Effect of changes in foreign exchange rates			26,269
Amortization (i)	[1]		(94,517)
Closing net book amount			8,519,098	4,598,930	4,598,930
Gamma Linolenic Acid (“GLA’) assets and licensing rights to Arachidonic Acid (“ARA”) [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost			3,101,033	3,000,000	3,000,000
Accumulated Amortization
Net book amount			3,101,033	3,000,000	3,000,000
Year ended June 30, 2021
Opening net book amount			3,000,000	3,000,000
Additions			101,033		3,000,000
Acquisitions through business combinations
Effect of changes in foreign exchange rates
Amortization (i)	[1]
Closing net book amount			3,101,033	3,000,000	3,000,000
SPC® technology [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost			1,662,259	1,598,930	1,598,930
Accumulated Amortization
Net book amount			1,662,259	1,598,930	1,598,930
Year ended June 30, 2021
Opening net book amount			1,598,930	1,598,930
Additions			63,329		1,598,930
Acquisitions through business combinations
Effect of changes in foreign exchange rates
Amortization (i)	[1]
Closing net book amount			1,662,259	1,598,930	1,598,930
Customer relationship [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost			3,845,244
Accumulated Amortization			(93,247)
Net book amount			3,751,997
Year ended June 30, 2021
Opening net book amount
Additions
Acquisitions through business combinations			3,819,009
Effect of changes in foreign exchange rates			26,235
Amortization (i)	[1]		(93,247)
Closing net book amount			3,751,997
Software License [Member]
Intangible Assets (Details) - Schedule of Intangible Assets [Line Items]
Cost			5,079
Accumulated Amortization			(1,270)
Net book amount			3,809
Year ended June 30, 2021
Opening net book amount
Additions
Acquisitions through business combinations			5,045
Effect of changes in foreign exchange rates			34
Amortization (i)	[1]		(1,270)
Closing net book amount			$ 3,809

[1]	The charge of the amortization is included in Administrative expenses and Research and development expenses (see notes 24 and 25).